Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 58,723	¥ 47,460
Accumulated impairments and downward adjustments	(13,880)	(13,474)
Accumulated upward adjustments	401	350
Impairments and downward adjustments	(208)	(1,479)
Upward adjustments	¥ 163	¥ 232